CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Maximum Credit Exposure of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Third party trade receivables	$ 9,362	$ 13,416
Cash and cash equivalents	5,138	5,167
Total maximum credit exposure	$ 14,500	$ 18,583